Supplement to the
Fidelity® International Small Cap Fund
December 30, 2013
Prospectus

Shareholder Meeting. The Board of Trustees has approved an amended management contract for Fidelity International Small Cap Fund. Subject to shareholder approval, the amended management contract will change the performance adjustment index from the MSCI® EAFE® Small Cap Index to the MSCI® All Country World (ACWI) ex U.S. Small Cap Index. If approved, the change will take effect on the first day of the month following the shareholder meeting, which is currently expected to occur in the first quarter of 2014.

Shareholders of record will be entitled to vote at the meeting. Please read the proxy statement when it is available because it will contain important information relating to the proposal. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

Effective on or about February 28, 2014, the following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" beginning on page 5.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Japan) Inc. (FMR Japan), and other investment advisers serve as sub-advisers for the fund.

Effective on or about February 28, 2014, the following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Sam Chamovitz (portfolio manager) has managed the fund since February 2014.

Effective on or about February 28, 2014, the following information replaces similar information for Fidelity Management & Research (Japan) Inc., FIL Investment Advisors (UK) Limited, and FIL Investments (Japan) Limited found in the "Fund Management" section beginning on page 23.

  FMR Japan, at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. Currently, FMR Japan has day-to-day responsibility for choosing investments for the fund. FMR Japan is an affiliate of the Adviser.
ISC-14-01  January 17, 2014
1.778063.125
  FIL Investment Advisors (UK) Limited (FIA(UK)), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, United Kingdom, serves as a sub-adviser for the fund. As of June 30, 2013, FIA(UK) had approximately $6.4 billion in discretionary assets under management. FIA(UK) may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  FIL Investments (Japan) Limited (FIJ), at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for the fund. As of March 31, 2013, FIJ had approximately $14.0 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Effective on or about February 28, 2014, the following information replaces the biographical information for Dale Nicholls, Nicholas Price, and Colin Stone found in the "Fund Management" section on page 24.

Sam Chamovitz is portfolio manager of the fund, which he has managed since February 2014. Since joining Fidelity Investments in 2007, Mr. Chamovitz has worked as a research analyst and portfolio manager.

Supplement to the
Fidelity Advisor® International Small Cap Fund
Class A, Class T, Class B, and Class C
December 30, 2013
Prospectus

Shareholder Meeting. The Board of Trustees has approved an amended management contract for Fidelity International Small Cap Fund. Subject to shareholder approval, the amended management contract will change the performance adjustment index from the MSCI EAFE Small Cap Index to the MSCI All Country World (ACWI) ex U.S. Small Cap Index. If approved, the change will take effect on the first day of the month following the shareholder meeting, which is currently expected to occur in the first quarter of 2014.

Shareholders of record will be entitled to vote at the meeting. Please read the proxy statement when it is available because it will contain important information relating to the proposal. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

Effective on or about February 28, 2014, the following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 7.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Japan) Inc. (FMR Japan), and other investment advisers serve as sub-advisers for the fund.

Effective on or about February 28, 2014, the following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7

Sam Chamovitz (portfolio manager) has managed the fund since February 2014.

Effective on or about February 28, 2014, the following information replaces similar information for Fidelity Management & Research (Japan) Inc., FIL Investment Advisors (UK) Limited, and FIL Investments (Japan) Limited found in the "Fund Management" section beginning on page 25.

  FMR Japan, at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. Currently, FMR Japan has day-to-day responsibility for choosing investments for the fund. FMR Japan is an affiliate of the Adviser.
AISC-14-01  January 17, 2014
1.790649.128
  FIL Investment Advisors (UK) Limited (FIA(UK)), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, United Kingdom, serves as a sub-adviser for the fund. As of June 30, 2013, FIA(UK) had approximately $6.4 billion in discretionary assets under management. FIA(UK) may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  FIL Investments (Japan) Limited (FIJ), at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for the fund. As of March 31, 2013, FIJ had approximately $14.0 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Effective on or about February 28, 2014, the following information replaces the biographical information for Dale Nicholls, Nicholas Price, and Colin Stone found in the "Fund Management" section on page 26.

Sam Chamovitz is portfolio manager of the fund, which he has managed since February 2014. Since joining Fidelity Investments in 2007, Mr. Chamovitz has worked as a research analyst and portfolio manager.

Supplement to the
Fidelity Advisor® International Small Cap Fund
Institutional Class
December 30, 2013
Prospectus

Shareholder Meeting. The Board of Trustees has approved an amended management contract for Fidelity International Small Cap Fund. Subject to shareholder approval, the amended management contract will change the performance adjustment index from the MSCI EAFE Small Cap Index to the MSCI All Country World (ACWI) ex U.S. Small Cap Index. If approved, the change will take effect on the first day of the month following the shareholder meeting, which is currently expected to occur in the first quarter of 2014.

Shareholders of record will be entitled to vote at the meeting. Please read the proxy statement when it is available because it will contain important information relating to the proposal. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

Effective on or about February 28, 2014, the following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Japan) Inc. (FMR Japan), and other investment advisers serve as sub-advisers for the fund.

Effective on or about February 28, 2014, the following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Sam Chamovitz (portfolio manager) has managed the fund since February 2014.

Effective on or about February 28, 2014, the following information replaces similar information for Fidelity Management & Research (Japan) Inc., FIL Investment Advisors (UK) Limited, and FIL Investments (Japan) Limited found in the "Fund Management" section beginning on page 23.

  FMR Japan, at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. Currently, FMR Japan has day-to-day responsibility for choosing investments for the fund. FMR Japan is an affiliate of the Adviser.
  FIL Investment Advisors (UK) Limited (FIA(UK)), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, United Kingdom, serves as a sub-adviser for the fund. As of June 30, 2013, FIA(UK) had approximately $6.4 billion in discretionary assets under management. FIA(UK) may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
AISCI-14-01  January 17, 2014
1.790650.124
  FIL Investments (Japan) Limited (FIJ), at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for the fund. As of March 31, 2013, FIJ had approximately $14.0 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Effective on or about February 28, 2014, the following information replaces the biographical information for Dale Nicholls, Nicholas Price, and Colin Stone found in the "Fund Management" section on page 24.

Sam Chamovitz is portfolio manager of the fund, which he has managed since February 2014. Since joining Fidelity Investments in 2007, Mr. Chamovitz has worked as a research analyst and portfolio manager.